LOANS (Details 4) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Contracts	Dec. 31, 2015 USD ($) Contracts
Financing Receivable, Impaired [Line Items]
Number of Loans | Contracts	1	2
Pre-Modification Outstanding Recorded Investment	$ 376	$ 971
Post-Modification Outstanding Recorded Investment	376	971
Paying as restructured - Recorded investment	$ 376	$ 971
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Number of Loans | Contracts		2
Pre-Modification Outstanding Recorded Investment		$ 971
Post-Modification Outstanding Recorded Investment		971
Paying as restructured - Recorded investment		$ 971
Commercial Real Estate [Member] | Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Number of Loans | Contracts		2
Pre-Modification Outstanding Recorded Investment		$ 971
Post-Modification Outstanding Recorded Investment		971
Paying as restructured - Recorded investment		$ 971
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Number of Loans | Contracts	1
Pre-Modification Outstanding Recorded Investment	$ 376
Post-Modification Outstanding Recorded Investment	376
Paying as restructured - Recorded investment	$ 376
Commercial [Member] | Commercial and Industrial [Member]
Financing Receivable, Impaired [Line Items]
Number of Loans | Contracts	1
Pre-Modification Outstanding Recorded Investment	$ 376
Post-Modification Outstanding Recorded Investment	376
Paying as restructured - Recorded investment	$ 376